Debt and Derivative Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Debt for Continuing Operations

Debt consisted of the following for continuing operations (in millions):

	December 31, 2013	June 30, 2014
Senior Secured Credit Facilities:
Secured revolving credit facility due March 8, 2018	$—	$—
Tranche A due February 28, 2014, effective interest rate of 1.92%	7	—
Tranche C due February 28, 2017, effective interest rate of 4.41% and 4.44%	427	400
Tranche D due January 31, 2020, effective interest rate of 4.50%	713	—
Tranche E due March 8, 2020, effective interest rate of 4.10% and 4.31%	2,183	1,918

Total Senior Secured Credit Facilities	3,330	2,318
Senior Secured Notes due 2014 at 4.875%	250	—
Senior Notes due 2018 at 7.375%	900	511
Senior Notes due 2020 at 7.625%	700	700
Senior Subordinated Notes due 2019 at 6.625%	1,000	1,000
Secured Accounts Receivable Facility, at 3.67% and 3.16%	200	140
Other, primarily foreign bank debt and capital lease obligations	4	2

Total debt	$6,384	$4,671

Short-term borrowings and current portion of long-term debt	$290	$2
Long-term debt	6,094	4,669

Total debt	$6,384	$4,671

Debt consisted of the following (in millions):

	December 31, 2012	December 31, 2013
Senior Secured Credit Facilities:
Secured revolving credit facility due March 8, 2018 (A)	$—	$—
Tranche A due February 28, 2014, effective interest rate of 1.96% and 1.92% (A)	207	7
Tranche B due February 28, 2016, effective interest rate of 4.35% (A)	1,719	—
Tranche C due February 28, 2017, effective interest rate of 4.17% and 4.41% (A)	908	427
Tranche D due January 31, 2020, effective interest rate of 4.50% and 4.50% (A)	720	713
Tranche E due March 8, 2020, effective interest rate of 4.10% (A)	—	2,183

Total Senior Secured Credit Facilities	3,554	3,330
Senior Secured Notes due 2014 at 4.875%, net of discount of $4 and $- (B)	246	250
Senior Notes due 2018 at 7.375% (C)	900	900
Senior Notes due 2020 at 7.625% (C)	700	700
Senior Subordinated Notes due 2019 at 6.625% (C)	1,000	1,000
Secured accounts receivable facility, at 3.71% and 3.67% (D)	250	200
Other, primarily foreign bank debt, acquisition purchase price and capital lease obligations	8	4

Total debt	6,658	6,384
Short-term borrowings and current portion of long-term debt	(62)	(290)

Long-term debt	$6,596	$6,094

Interest Rates Under Credit Agreement and Effective Interest Rates

As of December 31, 2013, the applicable interest rates and the effective interest rates adjusted for swaps (if applicable) were as follows:

	Applicable interest rate	Effective rate adjusted for swaps
Revolving credit facility	3.42%	N/A
Tranche A	1.92%	N/A
Tranche C	3.92%	4.41%
Tranche D	4.50%	N/A
Tranche E	4.00%	4.10%

N/A: Not Applicable

Interest Rate Swaps

A summary of the Company’s interest rate swaps at June 30, 2014 follows (in millions):

Inception	Maturity	Notional Amount (in millions)	Weighted- average Interest rate paid	Interest rate received (LIBOR)

August-September 2012	February 2017	$400	0.69%	1-Month
June 2013	June 2019	100	1.86%	3-Month
September 2013	June 2019	100	2.26%	3-Month
February 2014	March 2020	300	2.27%	3-Month

Total		$900	1.52%

A summary of the Company’s interest rate swaps at December 31, 2013 follows:

Inception	Maturity	Notional Amount (in millions)	Interest rate paid	Interest rate received (LIBOR)
August-September 2012	February 2017	$400	0.69%	1-Month
June 2013	June 2019	100	1.86%	3-Month
Sep 2013	June 2019	100	2.26%	3-Month

		$600	1.15%

Contractual Future Maturities of Debt	At June 30, 2014, the contractual future maturities of debt are as follows (in millions):

Contractual Maturities
2014	$—
2015	2
2016	—
2017	400
2018	511
Thereafter	3,758

Total debt	$4,671

the contractual future maturities of debt are as follows (in millions):

	Contractual(1)
2014	$290	(2)
2015	29
2016	29
2017	656	(3)
2018	929	(4)
Thereafter	4,451

(1)	On March 31, 2014, SunGard used the $1,005 million net cash proceeds from the issuance of the SpinCo Term Loan to repay approximately $27 million of its tranche C term loan, $713 million of its tranche D term loan and $265 million of its tranche E term loan. Also as a result of the term loan payments on March 31, 2014, SunGard is no longer required to make quarterly principal payments on the tranche E term loans. The $713 million payment related to tranche D represented the entire outstanding balance of tranche D at March 31, 2014.
(2)	On January 15, 2014, the Company repaid $250 million of senior secured notes due 2014. On February 28, 2014, the Company repaid the remaining $7 million outstanding tranche A term loans. The remaining $36 million outstanding represents the annual principal installments of tranche D and tranche E, foreign bank debt and capital leases.
(3)	On January 31, 2014, the Company removed AS as a seller under the accounts receivable facility and repaid $60 million of the term loan component as a result of the removal.
(4)	On March 31, 2014, SunGard exchanged the SpinCo Notes with an aggregate principal amount of approximately $425 million for an aggregate principal amount of approximately $389 million of SunGard Notes which were then retired.